2. BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2025
Notes
2. BASIS OF PREPARATION

2.BASIS OF PREPARATION

Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretation Committee (“IFRIC”). These policies have been consistently applied to all the years presented, unless otherwise stated. The reviewed consolidated financial statements have been authorized by the Company’s Board of Directors meeting on April 28, 2025.

Basis and Principle of Consolidation

ZenaTech had only one reporting segment until December 2024. The Company branched into the drone industry and the drone serveying (DaaS) is a new reporting segment during January 2025. The Company as of year is in process of introducing drone equipment and technologies for use in the survey businesses acquired during 2025.  The Company has now two reportable segments, the enterprise software segment and the drone as a service (DaaS) segment (consisting of survey business). In the software industry we have entities that are in the technology sector and have similar operating activities. We decided this based on the type of products and services each company offers, which is software licensing and software maintenance, the nature of the production processes, which is issuing new software licenses to customers, the type or class of customer for their products and services, which is users of software, and the methods used to distribute their products and services, which is online delivery.

We consolidated financial statement reports for all the companies for the years ended December 31, 2025, and 2024 according to IFRS 8, paragraph 22.

We have acquired twenty-one land surveying companies and may potentially acquire more. These transactions were all made from parties at arms-length to ZenaTech and do not constitute related party transactions. It is anticipated that as our land surveying business grows following the integration of technology data platforms to gather, plot and complete land surveys using drones, the percentage of conventional land surveys using traditional methods-via Total Stations, tripod-mounted operator-controlled photogrammetry machines, will comprise an increasingly smaller percentage of the business while the overall business grows. The acquisitions are aligned with the drone business by the Company is developing and will be integrated into the drone operations of the Company as it builds out its business.

Subsidiaries are all entities over which the Company has the power to govern the financial and operating policies generally accompanying a shareholding of more than one half of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the group controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

Inter-company transactions, balances, income, and expenses on transactions are eliminated on consolidation. Profits or losses resulting from intercompany transactions that are recognized in assets are also eliminated. The accounting policies of subsidiaries are consistent with the policies adopted by the Company.

The consolidated financial statements include financial statements of the Company and the subsidiaries listed below:

Company Name	Country of Incorporation	Economic interests
ZenaTech, Inc.	United States of America	100%
PacePlus Inc.	United States of America	100%
SystemView Inc.	United States of America	100%
ZigVoice, Inc.	United States of America	100%
ZenaDrone, Inc.	United States of America	100%
ZenaDrone Limited	Ireland	100%
ZenaDrone Manufacturing, Inc.	United States of America	100%
Othership Ltd.	United Kingdom	100%
Workaware, Inc.	United States of America	100%
TillerStack, GmbH	Germany	100%
TillerStack, Inc.	United States of America	100%
Ecker Capital, Inc	United States of America	100%
Drone as a Service, Inc.	United States of America	100%
DroneAsAService.com Drone Services Inc.	Canada	100%
ZenaDrone Trading L.L.C.	United Arab Emirates	100%
ZenaDrone Manufacturing (FZE)	United Arab Emirates	100%
Spider Vision Sensors, Ltd.	Taiwan	100%
Weddle Surveying Inc.	United States of America	100%
Casado Design Limited	United Kingdom	100%
Empire Land Surveying, Inc.	United States of America	100%
Morgan Land Services, Inc.	United States of America	100%
Cardinal Survey & Design, Inc.	United States of America	100%
A & J Land Surveyors, Inc.	United States of America	100%
Survey East, Inc. (d/b/a Miller Land Surveying)	United States of America	100%
3232605 Nova Scotia Limited (d/b/a Sunrise Window Cleaners)	Canada	100%
Vara 3D, Inc.	United States of America	100%
Laventure & Associates, Inc.	United States of America	100%
Atlantic Civil Engineering, Inc.	United States of America	100%
DaaS SW, Incorporated	United States of America	100%
L. D. King Engineering Co., Inc.	United States of America	100%
Drone as a Service Franchise, Inc.	United States of America	100%
Zena AI, Inc.	United States of America	100%
Drone as a Service.com Pty Ltd	Australia	100%
ZenaDrone Inc.	Canada	100%
PsPortals, Inc.	United States of America	100%
Interactive Systems, Inc.	United States of America	100%
interlinkONE, Inc.	United States of America	100%
ZooOffice, Inc.	United States of America	100%
KJM Land Surveying, Inc.	United States of America	100%
Wallace Surveying Corporation	United States of America	100%
Lescure Engineers, Inc.	United States of America	100%
Putt Land Surveying, Inc.	United States of America	100%
Rampart Surveys Inc.	United States of America	100%
Smith Surveying, Inc.	United States of America	100%
Holt Surveying & Mapping, Inc.	United States of America	100%
Andrew Spiewak Land Surveyor, Inc.	United States of America	100%
ZenaDrone Havacilik Hizmetleri Lmt.	Turkey	100%

Spider Vision Sensors, the Taiwan subsidiary, is a research and development center and currently a cost center. ZenaDrone Havacilik Hizmetleri Lmt. is a subsidiary of Zenatech Inc., a Wyoming based company.  It is a research and development center and currently a cost center.

Basis of Measurement

The consolidated financial statements are prepared on an accrual basis and historical cost basis, except for certain financial instruments, which are measured at fair value. These consolidated financial statements are prepared and presented in Canadian dollar (“CAD”) and represented by a dollar sign ($). The functional currency of the Company is the Canadian dollar, and the functional currency of the subsidiaries is Canadian dollar, United States of America (“USD”) dollar, euro, GBP, AED, New Taiwan dollar and Turkish Lira. In addition to Canada, the Company has operations in the United States of America, UAE, UK, Germany, Taiwan and Turkey.

The Company has a facility in Sharjah, UAE. ZenaTech plans to open a manufacturing facility in Nevada, USA and sales offices related to the drones in Germany, Ireland, United Arab Emirates, and United Kingdom. ZenaTech is negotiating with potential drone clients in Europe, Asia and South America.

Significant Accounting Estimates and Assumptions

These consolidated financial statements were prepared in conformity with International Financial Reporting Standards, or IFRS. This requires management to make assumptions, estimates, and judgments that affect the application of policies and reported amounts of assets and liabilities and disclosures of assets and liabilities at the date of the consolidated financial statements, along with reported amounts of expenses and net losses during the period. Actual results may differ from these estimates, and as such, estimates and underlying assumptions are reviewed on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and in any future periods affected. Significant assumptions about the future and other sources of estimation uncertainty that management has made at the statement of financial position reporting date that could result in a material adjustment to the carrying value of assets and liabilities, if actual results differ from assumptions made, relate to, but are not limited to, the following:

Income Taxes

The determination of deferred income tax assets or liabilities requires subjective assumptions regarding future income tax rates and the likelihood of utilizing tax carryforwards. Changes in these assumptions could materially affect the recorded amounts and therefore do not necessarily provide certainty as to their recorded values. Deferred tax assets are recognized when it is determined that the company is likely to recognize their recovery from the generation of taxable income.

Contingencies

The assessment of contingencies involves the exercise of significant judgment and estimates of the outcome of future events. In assessing loss contingencies related to legal proceedings that are pending against the Company and that may result in regulatory or government actions that may negatively impact the Company’s business or operations, the Company and its legal counsel evaluate the perceived merits of the legal proceeding or unasserted claim or action as well as the perceived merits of the nature and amount of relief sought or expected to be sought, when determining the amount, if any, to recognize as a contingent liability or when assessing the impact on the carrying value of the Company’s assets. Contingent assets are not recognized in the consolidated financial statements.

Business Combinations

The assessment of whether an acquisition meets the definition of a business or whether assets are acquired is an area of key judgment. If deemed to be a business combination, applying the acquisition method to business combinations requires each identifiable assets and liability to be measured at its acquisition date fair value. The excess, if any, of the fair value of consideration over the fair value of the net identifiable assets acquired is recognized as goodwill. If deemed to be an asset acquisition, acquisition considerations are allocated to assets acquired and liabilities assumed on a relative fair value basis and no goodwill is recognized. In case of transaction under common control, the assets and liabilities acquired are accounted for on the carrying value of previous owner.

Impairment of Non-Financial Assets

An impairment loss is recognized for the amount by which the assets or cash-generating unit's carrying amount exceeds its recoverable amount. To determine the recoverable amount, management estimates expected future cash flows from each asset or cash-generating unit and determines a suitable interest rate in order to calculate the present value of those cash flows. In the process of measuring expected future cash flows, management makes assumptions about future operating results. In addition, when determining the applicable discount rate, estimation is involved in determining the appropriate adjustments to market risk and asset specific risk factors.

Other Significant Judgments

−The assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;

−the classification of financial instruments;

−the assessment of revenue recognition using the five-step approach under IFRS 15 and the collectability of accounts receivable;

−the determination of whether a set of assets acquired, and liabilities assumed constitute a business; and

−the determination of the functional currency of the company.

−expected credit loss on accounts receivable the company applies IFRS 9 simplified approach to measuring expected credit losses on trade receivables and recognizes a lifetime ECL allowance from initial recognition,

−changes in forecast performance or probability assessments underlying the earn-out measurement could result in a corresponding change in the fair value of the contingent consideration.

−judgment in determining the grant date and service period for shares issued to directors and officers under IFRS 2.

−judgment in assessing whether conversion options and warrants meet the fixed-for-fixed equity classification criteria under IAS 32. Features that do not meet equity classification are recognized as derivative financial liabilities and measured at fair value through profit or loss.

Foreign Currency Translation

Transactions in foreign currencies are translated into Canadian dollars at rates of exchange at the time of such transactions. Monetary assets and liabilities are translated at the reporting period rate of exchange. Non-monetary assets and liabilities are translated at historical exchange rates. Revenue and expenses denominated in a foreign currency are translated at the monthly average exchange rate. Gains and losses resulting from the translation adjustments are included in income.

The following table describes the exchange rates applied as of December 31, 2025.

Currency Pair	Year-End Rate	Average Rate
USD/CAD	1.3726	1.3976
CAD/Euro	0.6204	0.6342
GBP/CAD	1.8491	1.8418
CAD/AED	2.6758	2.6280
TWD(NT$)/CAD	0.0437	0.0449
TRY/CAD	0.0318	0.0353

The functional currencies for the parent company and each subsidiary are as follows:

Company Name	Country of Incorporation	Function Currency
ZenaTech, Inc.	Canadian	Canada dollar
ZenaTech, Inc.	United States of America	United States of America dollar
PacePlus Inc.	United States of America	United States of America dollar
SystemView Inc.	United States of America	United States of America dollar
ZigVoice, Inc.	United States of America	United States of America dollar
ZenaDrone, Inc.	United States of America	United States of America dollar
ZenaDrone Limited	Ireland	Euro
ZenaDrone Manufacturing, Inc.	United States of America	United States of America dollar
Othership Ltd.	United Kingdom	United Kingdom pound
Workaware, Inc.	United States of America	United States of America dollar
TillerStack, GmbH	Germany	Euro
TillerStack, Inc.	United States of America	United States of America dollar
Ecker Capital, Inc	United States of America	United States of America dollar
Drone as a Service, Inc.	United States of America	United States of America dollar
DroneAsAService.com Drone Services Inc.	Canada	Canada dollar
ZenaDrone Trading L.L.C.	United Arab Emirates	United Arab Emirates Dirham
ZenaDrone Manufacturing (FZE)	United Arab Emirates	United Arab Emirates Dirham
Spider Vision Sensors, Ltd.	Taiwan	New Taiwan dollar
Weddle Surveying Inc.	United States of America	United States of America dollar
Casado Design Limited	United Kingdom	United Kingdom pound
Empire Land Surveying, Inc.	United States of America	United States of America dollar
Morgan Land Services, Inc.	United States of America	United States of America dollar
Cardinal Survey & Design, Inc.	United States of America	United States of America dollar
A & J Land Surveyors, Inc.	United States of America	United States of America dollar
Survey East, Inc. (d/b/a Miller Land Surveying)	United States of America	United States of America dollar
3232605 Nova Scotia Limited (d/b/a Sunrise Window Cleaners)	Canada	Canada dollar
Vara 3D, Inc.	United States of America	United States of America dollar
Laventure & Associates, Inc.	United States of America	United States of America dollar
Atlantic Civil Engineering, Inc.	United States of America	United States of America dollar
DaaS SW, Incorporated	United States of America	United States of America dollar
L. D. King Engineering Co., Inc.	United States of America	United States of America dollar
Drone as a Service Franchise, Inc.	United States of America	United States of America dollar
Zena AI, Inc.	United States of America	United States of America dollar
Drone as a Service.com Pty Ltd	Australia	Australian Dollar
ZenaDrone Inc.	Canada	Canada dollar
PsPortals, Inc.	United States of America	United States of America dollar
Interactive Systems, Inc.	United States of America	United States of America dollar
interlinkONE, Inc.	United States of America	United States of America dollar
ZooOffice, Inc.	United States of America	United States of America dollar
KJM Land Surveying, Inc.	United States of America	United States of America dollar
Wallace Surveying Corporation	United States of America	United States of America dollar
Lescure Engineers, Inc.	United States of America	United States of America dollar
Putt Land Surveying, Inc.	United States of America	United States of America dollar
Rampart Surveys Inc.	United States of America	United States of America dollar
Smith Surveying, Inc.	United States of America	United States of America dollar
Holt Surveying & Mapping, Inc.	United States of America	United States of America dollar
Andrew Spiewak Land Surveyor, Inc.	United States of America	United States of America dollar
ZenaDrone Havacilik Hizmetleri Lmt.	Turkey	Turkish Lira

Financial statements of subsidiaries for which the functional currency is not the Canadian dollar are translated into Canadian dollars as follows: all asset and liability accounts are translated at the year-end exchange rate; all earnings and expense accounts and as well as cash flow statement items are translated at average exchange rates for the year. The resulting translation gains and losses are recorded as exchange differences in translating foreign operations into other comprehensive income.

Functional Currency

The Company determines the functional currency through an analysis of several indicators such as expenses and cash flow, financing activities, retention of operating cash flows, and frequency of transactions with the reporting entity. These assumptions relate to future events and circumstances. Actual results may vary and may cause significant adjustments to the Company’s assets within the next financial year.

ZenaTech made company acquisitions in United States dollars, or USD. We used US dollars to describe these transactions since they were historical amounts. When appropriate for certain year-end balance sheet information, we converted those amounts to Canadian dollars, CAD or $, as listed on the https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.